Concentrations of Risk (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Major Customers [Member] | Accounts Receivable [Member]
Concentration risk percentage	100.00%	100.00%
Major Vendors [Member] | Accounts Payable [Member]
Concentration risk percentage	100.00%	100.00%